Commitments and Contingencies - Capital Expenditure Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	$ 2,363
2022	52,357
Total	54,720
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	0
2022	50,284
Total	50,284
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	550
2022	1,141
Total	1,691
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	1,813
2022	932
Total	$ 2,745